DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting on Swaps - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Contract/ notional amount	£ 7,600,981	£ 7,111,850
Assets	29,613	26,369
Liabilities	27,313	25,779
Hedging instruments
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Contract/ notional amount	547,576	619,812
Assets	816	1,236
Liabilities	684	1,105
Fair value hedges | Hedging instruments
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Contract/ notional amount	215,361	183,523
Assets	478	806
Liabilities	256	229
Fair value hedges | Currency swaps | Hedging instruments
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Assets	11	8
Liabilities	0	0
Fair value hedges | Interest rate swaps | Hedging instruments
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Assets	467	798
Liabilities	256	229
Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Contract/ notional amount	326,386	426,740
Cash flow hedges | Hedging instruments
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Contract/ notional amount	332,215	436,289
Assets	338	430
Liabilities	428	876
Cash flow hedges | Currency swaps | Hedging instruments
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Assets	43	75
Liabilities	163	133
Cash flow hedges | Interest rate swaps | Hedging instruments
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Assets	295	355
Liabilities	265	743
Currency swaps | Fair value hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Contract/ notional amount	36	34
Currency swaps | Fair value hedges | Hedging instruments
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Contract/ notional amount	36	34
Assets	11	8
Liabilities	0	0
Currency swaps | Fair value hedges | Currency swaps
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Changes in fair value used for calculating hedge ineffectiveness	1	2
Currency swaps | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Contract/ notional amount	5,829	9,549
Currency swaps | Cash flow hedges | Hedging instruments
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Contract/ notional amount	5,829	9,549
Assets	43	75
Liabilities	163	133
Currency swaps | Cash flow hedges | Currency swaps
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Changes in fair value used for calculating hedge ineffectiveness	(132)	(185)
Interest rate swaps | Fair value hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Contract/ notional amount	215,325	183,489
Interest rate swaps | Fair value hedges | Hedging instruments
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Contract/ notional amount	215,325	183,489
Assets	467	798
Liabilities	256	229
Interest rate swaps | Fair value hedges | Interest rate swaps
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Changes in fair value used for calculating hedge ineffectiveness	987	1,142
Interest rate swaps | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Contract/ notional amount	326,386	426,740
Interest rate swaps | Cash flow hedges | Hedging instruments
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Contract/ notional amount	326,386	426,740
Assets	295	355
Liabilities	265	743
Interest rate swaps | Cash flow hedges | Interest rate swaps
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Changes in fair value used for calculating hedge ineffectiveness	£ 603	£ 992